Summary Of Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2014
Summary Of Significant Accounting Policies [Abstract]
Principles Of Consolidation

Principles of Consolidation

The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles and include all subsidiaries and entities that are controlled by the Company. The results of operations for companies acquired are included in the consolidated financial statements from the effective date of acquisition. All material intercompany accounts and transactions have been eliminated in the consolidated financial statements.

Reclassifications

Reclassifications

Certain reclassifications have been made to prior period financial statements to conform to the current period presentation.

Effective January 1, 2015, the Company completed an internal reorganization of its reporting structure which resulted in a change in the composition of its reportable segments to software and analytics, network solutions and technology-enabled services. Segment information has been restated to reflect the current organizational structure.

Effective January 1, 2015, in order to clarify the nature of its customer related postage activities, the Company also created separate captions on the statement of operations within revenue and costs and expenses, respectively.  Previously, such amounts were included within revenue and costs of operations.  To conform to the current presentation, costs of operations were reduced by $343,464,  $311,854 and $308,919 and reclassified as customer postage for the years ended December 31, 2014, 2013 and 2012, respectively.

Accounting Estimates

Accounting Estimates

The preparation of financial statements in conformity with United States generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. The Company bases its estimates on historical experience, current business factors and various other assumptions that the Company believes are necessary to consider in order to form a basis for making judgments about the carrying values of assets and liabilities, the recorded amounts of revenue and expenses and disclosure of contingent assets and liabilities. The Company is subject to uncertainties such as the impact of future events, economic, environmental and political factors and changes in the Company’s business environment; therefore, actual results could differ from these estimates. Accordingly, the accounting estimates used in the preparation of the Company’s financial statements will change as new events occur, as more experience is acquired, as additional information is obtained and as the Company’s operating environment changes. Changes in estimates are made when circumstances warrant. Such changes in estimates and refinements in estimation methodologies are reflected in the reported results of operations; and if material, the effects of changes in estimates are disclosed in the notes to the consolidated financial statements. Estimates and assumptions by management affect: the allowance for doubtful accounts; the fair value assigned to assets acquired and liabilities assumed in business combinations; tax receivable agreement obligations; the fair value of interest rate swap obligations; contingent consideration; loss accruals; the carrying value of long-lived assets (including goodwill and intangible assets); the amortization period of long-lived assets (excluding goodwill); the carrying value, capitalization and amortization of software development costs; the provision and benefit for income taxes and related deferred tax accounts; certain accrued expenses; revenue recognition; contingencies; and the value attributed to equity awards.

Business Combinations

Business Combinations

The Company recognizes the consideration transferred (i.e. purchase price) in a business combination, as well as the acquired business’ identifiable assets, liabilities and noncontrolling interests at their acquisition date fair value. The excess of the consideration transferred over the fair value of the identifiable assets, liabilities and noncontrolling interest, if any, is recorded as goodwill. Any excess of the fair value of the identifiable assets acquired and liabilities assumed over the consideration transferred, if any, is generally recognized within earnings as of the acquisition date.

The fair value of the consideration transferred, assets, liabilities and noncontrolling interests is estimated based on one or a combination of income, costs or market approaches as determined based on the nature of the asset or liability and the level of inputs available to the Company (i.e. quoted prices in an active market, other observable inputs or unobservable inputs). To the extent that the Company’s initial accounting for a business combination is incomplete at the end of a reporting period, provisional amounts are reported for those items which are incomplete. The Company retroactively adjusts, to the extent material, such provisional amounts as of the acquisition date once new information is received about facts and circumstances that existed as of the acquisition date.

Cash And Cash Equivalents	Cash and Cash Equivalents The Company considers all highly liquid investments with an original maturity from the date of purchase of three months or less to be cash equivalents.
Allowance For Doubtful Accounts

Allowance for Doubtful Accounts

The allowance for doubtful accounts reflects the Company’s best estimate of losses inherent in the Company’s receivables portfolio determined on the basis of historical experience, specific allowances for known troubled accounts and other currently available evidence.

Software Development Costs

Software Development Costs

The Company generally provides services to its customers using software developed for internal use. The costs that are incurred to develop such software are expensed as incurred during the preliminary project stage. Once certain criteria have been met, direct costs incurred in developing or obtaining computer software are capitalized. Training, maintenance and data conversion costs are expensed as incurred. Capitalized software costs are included in property and equipment in the accompanying consolidated balance sheets and are amortized over a three-year period.

Property And Equipment

Property and Equipment

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation, including that related to assets under capital lease, is computed using the straight-line method over the estimated useful lives of the related assets. The useful lives for newly acquired assets are generally as follows:

Computer equipment	3-5 years
Production equipment	5-7 years
Office equipment, furniture and fixtures	3-7 years
Software	3 years
Technology	6-9 years
Leasehold improvements	Shorter of useful life or lease term

Expenditures for maintenance, repair and renewals of minor items are expensed as incurred. Expenditures for maintenance repair and renewals that extend the useful life of an asset are capitalized.

Goodwill And Intangible Assets

Goodwill and Intangible Assets

Goodwill and intangible assets resulting from the Company’s acquisitions are accounted for using the acquisition method of accounting. Intangible assets with definite lives are amortized on a straight-line basis over the estimated useful lives of the related assets generally as follows:

Customer relationships	5-20 years
Tradenames	3-20 years
Data sublicense agreement	6 years
Non-compete agreements	2-5 years
Backlog	4 years

The Company assesses its goodwill for impairment annually (as of October 1 of each year) or whenever significant indicators of impairment are present. The Company first assesses whether it can reach a more likely than not conclusion that goodwill is not impaired via qualitative analysis alone. To the extent such a conclusion cannot be reached based on a qualitative assessment alone, the Company, using the assistance of a valuation specialist as appropriate, compares the fair value of each reporting unit to its associated carrying value. If the fair value of the reporting unit is less than the carrying value, then a hypothetical acquisition method allocation is performed to determine the amount of the goodwill impairment to recognize. The Company recognized no impairment in conjunction with its most recent goodwill impairment analysis.

Long-Lived Assets

Long-Lived Assets

Long-lived assets used in operations are reviewed for impairment whenever events or changes in circumstances indicate that carrying amounts may not be recoverable. For long-lived assets to be held and used, the Company recognizes an impairment loss only if its carrying amount is not recoverable through its undiscounted cash flows and measures the impairment loss based on the difference between the carrying amount and fair value. Long-lived assets held for sale are reported at the lower of cost or fair value less costs to sell.

Other Assets

Other Assets

Other assets consist primarily of debt issuance costs and other miscellaneous items. Debt issuance costs are generally amortized using the effective interest method over the term of the debt. The amortization is included in interest expense in the accompanying consolidated statements of operations.

Derivatives

Derivatives

Derivative financial instruments are used to manage the Company’s interest rate exposure. The Company does not enter into financial instruments for speculative purposes. Derivative financial instruments are accounted for and measured at fair value and recorded on the balance sheet. For derivative instruments that are designated and qualify as a cash flow hedge, the effective portion of the gain or loss on the derivative instrument is reported as a component of other comprehensive income and reclassified into earnings in the same line item associated with the forecasted transaction in the same period or periods during which the hedged transaction affects earnings (for example, in “interest expense” when the hedged transactions are interest cash flows associated with floating-rate debt). The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of future cash flows of the hedged item, if any, is recognized in interest expense in current earnings during the period of change.

Equity Compensation

Equity Compensation

Compensation expense related to the Company’s equity awards is generally recognized on a straight-line basis over the requisite service period. For awards subject to vesting based on market or performance conditions, however, compensation expense is recognized under the accelerated method. The fair value of the equity awards subject only to service conditions is determined by use of a Black-Scholes model. The fair value of the equity awards subject to market or performance conditions is determined by use of a Monte Carlo simulation.

Revenue Recognition

Revenue Recognition

The Company generates most of its revenue by using technology solutions to provide services to our customers that automate and simplify business and administrative functions for payers, providers and pharmacies, generally on either a per transaction, per document, per communication, per member per month, per provider per month, monthly flat fee, contingent fee or hourly basis.

Revenue for financial and administrative information exchange services, payment and communication services, and healthcare consulting services are recognized as the services are provided. Postage fees related to our payment and communication services volumes are recorded on a gross basis. Revenue for our government eligibility and enrollment services and revenue optimization services generally are recognized at the time that our provider customer receives notice from the payer of a pending payment. Revenue for payment integrity services are recognized at the time that notice of customer acceptance is received.

Cash receipts or billings in advance of revenue recognition are recorded as deferred revenues in the accompanying consolidated balance sheets.

The Company excludes sales and use tax from revenue in the accompanying consolidated statements of operations.

Income Taxes

Income Taxes

The Company records deferred income taxes for the tax effect of differences between book and tax bases of its assets and liabilities, as well as differences relating to the timing of recognition of income and expenses.

Deferred income taxes reflect the available net operating losses and the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Realization of the future tax benefits related to deferred tax assets is dependent on many factors, including the Company’s past earnings history, expected future earnings, the character and jurisdiction of such earnings, reversing taxable temporary differences, unsettled circumstances that, if unfavorably resolved, would adversely affect utilization of its deferred tax assets, carryback and carryforward periods and tax strategies that could potentially enhance the likelihood of realization of a deferred tax asset.

The Company recognizes tax benefits for uncertain tax positions at the time the Company concludes that the tax position, based solely on its technical merits, is more likely than not to be sustained upon examination. The benefit, if any, is measured as the largest amount of benefit, determined on a cumulative probability basis that is more likely than not to be realized upon ultimate settlement. Tax positions failing to qualify for initial recognition are recognized in the first subsequent interim period that they meet the more likely than not standard, upon resolution through negotiation or litigation with the taxing authority or on expiration of the statute of limitations.

Tax Receivable Agreement Obligations

Tax Receivable Agreement Obligations

In connection with the IPO, the Company entered into tax receivable agreements which obligated the Company to make payments to certain current and former owners of the Company, including affiliates of Hellman & Friedman LLC (“Hellman & Friedman”) and certain members of management, equal to 85% of the applicable cash savings that the Company realizes as a result of tax attributes arising from certain previous transactions, including the Merger. In connection with the Merger, the Company’s former majority owner assigned its rights under the tax receivable agreements to affiliates of Blackstone (Blackstone, together with Hellman & Friedman and certain current and former members of management, are hereinafter sometimes referred to collectively as the “TRA Members”).

Prior to the Merger, the Company’s balance sheet reflected these obligations at the amount that was both probable and reasonably estimable. In connection with the Merger, the tax receivable agreement obligations were adjusted to their fair value. The fair value of the obligations at the time of the Merger is being accreted to the amount of the gross expected obligations using the interest method. Changes in the amount of these obligations resulting from changes to either the timing or amount of cash flows are recognized in the period of change and measured using the discount rate inherent in the initial fair value of the obligations. The accretion of these obligations is classified as a separate caption in the accompanying consolidated statements of operations.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In April 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU “) No. 2014-08, which changes the requirements for reporting discontinued operations. Following adoption of this update, discontinued operations generally will be reported for the disposal by sale or otherwise of a component or a group of components that represents a strategic shift that has or will have a major effect on an entity’s operations and financial results. This update is effective for fiscal years and interim periods beginning in those years after December 15, 2014, with early adoption permitted. The Company does not expect the adoption of this update to have a material effect on its consolidated financial statements.

In May 2014, the FASB issued ASU No. 2014-09, which replaces most prior general and industry specific revenue recognition guidance with a principles-based comprehensive revenue recognition framework. Under this revised framework, a company will recognize revenue to depict the transfer of promised goods and services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods and services. This update is currently scheduled to be effective for fiscal years and interim periods beginning in those years after December 15, 2016. Early adoption is not permitted. Upon adoption, a company may elect to either retrospectively restate each prior reporting period or reflect the cumulative effect of initially applying the update with an adjustment to retained earnings. The Company is currently assessing the potential effects this update may have on its consolidated financial statements.

In June 2014, the FASB issued ASU No. 2014-12, which clarifies, in the context of share-based payment awards, that a performance target that affects vesting and could be achieved after the requisite service period has been rendered should be treated as a performance condition. Prior to this update, because there was no explicit guidance, there was diversity in practice among companies. This update is effective for fiscal years and interim periods within those years beginning after December 15, 2015, with early adoption permitted. The Company does not expect the adoption of this update to have a material effect on its consolidated financial statements.

In January 2015, the FASB issued ASU No. 2015-01, which eliminates the concept of extraordinary items from generally accepted accounting principles.  This update is effective for fiscal years and interim periods beginning in those years after December 15, 2015, with early adoption permitted. The Company does not expect the adoption of this update to have a material effect on its consolidated financial statements.